UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2018—May 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2019 Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Municipal Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
New Jersey Municipal Money Market Fund	3
New Jersey Long-Term Tax-Exempt Fund	18
Trustees Approve Advisory Arrangements	54

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•                  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2019
	Beginning Account Value 11/30/2018	Ending Account Value 5/31/2019	Expenses Paid During Period
Based on Actual Fund Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,007.21	$0.80
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,070.68	$0.88
Admiral™ Shares	1,000.00	1,071.10	0.46
Based on Hypothetical 5% Yearly Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Municipal Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

New Jersey Municipal Money Market Fund

Distribution by Issuer

As of May 31, 2019

Tax-Exempt Securities	100.0%

New Jersey Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (101.3%)
New Jersey (101.2%)
Bayonne NJ GO	5.500%	7/1/19	(Prere.)	5,000	5,015
Bergen County NJ GO	2.500%	7/15/19		18,025	18,038
Bergen County NJ GO	3.250%	12/12/19		12,900	13,012
Brick Township NJ BAN	4.000%	6/28/19		1,000	1,002
Burlington County Bridge Commission NJ	3.250%	11/26/19		5,000	5,027
Burlington County NJ Bridge Commission Revenue	2.750%	4/17/20		12,500	12,617
Burlington County NJ Bridge Commission Revenue (Lutheran Home at Moorestown Project) VRDO	1.470%	6/7/19	LOC	1,905	1,905
Burlington County NJ GO	2.500%	5/7/20		8,000	8,056
Cape May NJ GO	2.000%	8/15/19		1,090	1,091
Cherry Hill Township NJ BAN	3.000%	6/5/19		5,526	5,527
Delaware River & Bay Authority New Jersey Revenue VRDO	1.250%	6/7/19	LOC	17,300	17,300
Edgewater NJ BAN	4.000%	7/19/19		4,500	4,514
Essex County NJ BAN	3.000%	9/10/19		10,000	10,031
Essex County NJ Improvement Authority BAN	5.000%	9/10/19		6,440	6,493
Essex County NJ Improvement Authority Revenue (Fern Senior Housing Project) VRDO	1.420%	6/7/19	LOC	7,300	7,300
Essex County NJ Improvement Authority Revenue (Jewish Community Center of Metro West Inc. Project) VRDO	1.410%	6/7/19	LOC	8,515	8,515
Essex County NJ Improvement Authority Revenue (Pooled Government Loan) VRDO	1.400%	6/7/19	LOC	17,115	17,115
Evesham NJ BAN	2.750%	5/7/20		2,906	2,933
Fair Lawn NJ BAN	3.000%	9/13/19		9,990	10,020
Freehold NJ BAN	4.000%	11/5/19		1,000	1,008
Gloucester County NJ Pollution Control Financing Authority Revenue (ExxonMobil Project) VRDO	1.220%	6/3/19		33,750	33,750
Haddonfield NJ BAN	2.750%	6/21/19		5,605	5,607
Hamilton Township NJ Mercer County BAN	2.500%	5/19/20		13,966	14,085
Hopewell Township NJ BAN	2.500%	4/3/20		8,757	8,813
Howell NJ BAN	3.000%	10/11/19		3,000	3,010

New Jersey Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Hudson County NJ BAN	4.000%	12/10/19		18,451	18,652
1	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	1.420%	6/7/19		1,730	1,730
1	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	1.460%	6/7/19		4,875	4,875
	Hudson County NJ Improvement Authority Pooled BAN	3.000%	6/4/19		3,200	3,200
	Hudson County NJ Improvement Authority Pooled BAN	3.000%	5/22/20		1,500	1,520
	Hudson County NJ Improvement Authority Pooled Revenue	3.000%	10/3/19		1,700	1,708
	Hudson County NJ Improvement Authority Pooled Revenue	3.000%	3/6/20		5,951	6,003
	Lawrence Township NJ BAN	3.000%	6/21/19		3,345	3,347
	Lawrence Township NJ BAN	3.000%	7/19/19		8,550	8,563
	Livingston NJ BAN	3.500%	10/11/19		7,500	7,537
	Livingston NJ BAN	3.000%	2/4/20		5,211	5,246
	Mahwah Township NJ BAN	2.750%	8/2/19		150	150
	Middlesex NJ BAN	3.000%	6/11/19		1,000	1,000
2	Middlesex NJ BAN	3.000%	6/5/20		11,554	11,724
	Monroe Township NJ BAN	3.000%	6/11/19		10,000	10,003
2	Monroe Township NJ Middlesex County BAN	2.500%	6/10/20		6,000	6,060
	Montclair NJ GO	3.500%	11/1/19		1,870	1,881
	Morris Plains NJ BAN	2.750%	6/28/19		10,331	10,338
2	Morristown NJ BAN	2.500%	6/5/20		1,822	1,836
	New Jersey Economic Development Authority Industrial Development Revenue (Ocean Spray Cranberries Inc. Project) VRDO	1.560%	6/7/19	LOC	8,000	8,000
	New Jersey Economic Development Authority Revenue (Applewood Estates Project) VRDO	1.350%	6/7/19	LOC	15,700	15,700
	New Jersey Economic Development Authority Revenue (Columbia University Project) CP	1.650%	6/14/19		445	445
	New Jersey Economic Development Authority Revenue (Columbia University Project) CP	1.600%	9/5/19		4,665	4,665
	New Jersey Economic Development Authority Revenue (Cooper Health System Project) VRDO	1.400%	6/7/19	LOC	34,000	34,000
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	6/15/19	(Prere.)	5,680	5,689
1	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	1.470%	6/7/19	LOC	9,805	9,805
	New Jersey Economic Development Authority Revenue Pollution Control Revenue (Exxon Project) VRDO	1.500%	6/3/19		12,700	12,700
	New Jersey Economic Development Authority Revenue (Trustees of the Lawrenceville School Project) VRDO	2.100%	6/3/19		19,050	19,050
	New Jersey Economic Development Authority Revenue (Trustees of the Lawrenceville School Project) VRDO	2.120%	6/3/19		24,000	24,000

New Jersey Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Educational Facilities Authority Revenue (Institute for Advanced Studies) VRDO	1.000%	6/7/19		13,300	13,300
	New Jersey Educational Facilities Authority Revenue (Institute for Advanced Studies) VRDO	1.000%	6/7/19		15,100	15,100
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/19		2,380	2,386
1	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.270%	6/7/19		6,000	6,000
1	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.270%	6/7/19		4,000	4,000
1	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.380%	6/7/19		3,330	3,330
1	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.450%	6/7/19		4,330	4,330
	New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19	(Prere.)	13,280	13,280
1	New Jersey Environmental Infrastructure Trust Revenue TOB VRDO	1.420%	6/7/19		3,535	3,535
	New Jersey GO	5.000%	6/1/19	(Prere.)	6,170	6,170
	New Jersey Health Care Facilities Finance Authority (Community Hospital Group Inc.) VRDO	1.510%	6/7/19	LOC	1,000	1,000
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	1.350%	6/7/19	LOC	45,215	45,215
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	1.350%	6/7/19	LOC	21,540	21,540
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) VRDO	1.000%	6/7/19	LOC	11,200	11,200
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health) VRDO	1.350%	6/7/19	LOC	19,540	19,540
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled Program) VRDO	1.410%	6/7/19	LOC	23,365	23,365
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled Program) VRDO	1.410%	6/7/19	LOC	23,450	23,450
	New Jersey Health Care Facilities Financing Authority Revenue (MHAC I LLC) VRDO	1.260%	6/7/19	LOC	8,540	8,540
	New Jersey Health Care Facilities Financing Authority Revenue (MHAC I LLC) VRDO	1.260%	6/7/19	LOC	11,585	11,585
1	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System) TOB VRDO	1.420%	6/7/19		4,140	4,140
	New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University) VRDO	1.000%	6/7/19	LOC	6,950	6,950
	New Jersey Health Care Facilities Financing Authority Revenue (RWJ Health Care Corp.) VRDO	1.400%	6/7/19	LOC	12,165	12,165

New Jersey Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Health Care Facilities Financing Authority Revenue (Southern Ocean County Hospital) VRDO	1.260%	6/7/19	LOC	13,320	13,320
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	2.050%	6/3/19	LOC	300	300
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	2.100%	6/3/19	LOC	3,250	3,250
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.260%	6/7/19	LOC	48,725	48,725
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.370%	6/7/19	LOC	4,730	4,730
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.370%	6/7/19	LOC	6,920	6,920
1	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.450%	6/7/19		2,380	2,380
1	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.460%	6/7/19		18,755	18,755
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	1.300%	6/7/19	LOC	6,415	6,415
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	1.420%	6/7/19	LOC	63,150	63,150
1	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue TOB VRDO	1.420%	6/7/19		7,000	7,000
1	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue TOB VRDO	1.430%	6/7/19		5,000	5,000
1	New Jersey Transportation Trust Fund Authority Transportation Program Revenue TOB VRDO	1.420%	6/7/19	LOC	15,000	15,000
1	New Jersey Transportation Trust Fund Authority Transportation Program Revenue TOB VRDO	1.420%	6/7/19	LOC	5,620	5,620
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	1.470%	6/7/19	LOC	18,750	18,750
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.470%	6/7/19	LOC	15,430	15,430
	New Milford NJ GO	2.500%	4/9/20		11,211	11,282
	North Bergen NJ Township BAN	2.500%	4/30/20		4,593	4,626
	North Brunswick NJ Township Board of Education GO	4.500%	7/15/19		2,035	2,041
	North Brunswick Township NJ BAN	3.000%	7/23/19		1,700	1,704
	Ocean City NJ BAN	2.750%	6/13/19		20,725	20,732
	Ocean City NJ BAN	3.000%	11/26/19		11,215	11,292
	Ocean County NJ GO	4.000%	8/1/19		1,495	1,501
	Ocean NJ GO	5.000%	8/1/19		1,125	1,131
1	Ocean NJ GO TOB VRDO	1.420%	6/7/19		2,360	2,360
	Ocean Township NJ Monmouth County BAN	2.750%	8/30/19		11,259	11,286
	Parsippany-Troy Hills NJ BAN	3.250%	11/15/19		2,000	2,011
	Pequannock Township NJ BAN	3.000%	7/19/19		9,674	9,689
	Port Authority of New York & New Jersey Revenue CP	1.680%	6/5/19		15,060	15,060
	Port Authority of New York & New Jersey Revenue CP	1.800%	6/6/19		9,150	9,150

New Jersey Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Port Authority of New York & New Jersey Revenue CP	1.700%	6/13/19	21,345	21,345
	Port Authority of New York & New Jersey Revenue CP	1.620%	6/26/19	5,070	5,070
	Port Authority of New York & New Jersey Revenue CP	1.950%	7/10/19	5,000	5,000
	Port Authority of New York & New Jersey Revenue CP	2.100%	7/17/19	17,835	17,835
	Port Authority of New York & New Jersey Revenue CP	1.950%	7/24/19	10,080	10,080
	Port Authority of New York & New Jersey Revenue CP	1.750%	7/31/19	8,885	8,885
	Port Authority of New York & New Jersey Revenue CP	1.700%	8/8/19	13,565	13,565
	Port Authority of New York & New Jersey Revenue CP	1.620%	8/14/19	6,625	6,625
	Port Authority of New York & New Jersey Revenue CP	1.570%	8/15/19	5,835	5,835
	Port Authority of New York & New Jersey Revenue CP	1.400%	8/21/19	5,860	5,860
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.440%	6/7/19	8,000	8,000
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.440%	6/7/19	11,195	11,195
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.450%	6/7/19	3,055	3,055
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.450%	6/7/19	1,170	1,170
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.450%	6/7/19	3,500	3,500
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.470%	6/7/19	15,500	15,500
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.470%	6/7/19	1,000	1,000
1	Port Authority of New York & New Jersey TOB VRDO	1.450%	6/7/19	2,060	2,060
	Princeton University New Jersey CP	1.610%	6/10/19	12,000	12,000
	Ridgewood NJ BAN	3.000%	8/16/19	4,000	4,009
	Rutgers State University New Jersey CP	1.500%	8/14/19	17,226	17,226
1	Rutgers State University New Jersey Revenue TOB VRDO	1.400%	6/7/19	23,175	23,175
1	Rutgers State University New Jersey Revenue TOB VRDO	1.430%	6/7/19	6,740	6,740
1	Rutgers State University New Jersey Revenue TOB VRDO	1.430%	6/7/19	2,315	2,315
1	Rutgers State University New Jersey Revenue TOB VRDO	1.430%	6/7/19	4,035	4,035
1	Rutgers State University New Jersey Revenue TOB VRDO	1.450%	6/7/19	6,700	6,700
1	Rutgers State University New Jersey Revenue TOB VRDO	1.450%	6/7/19	11,780	11,780
	Rutgers State University New Jersey Revenue VRDO	2.190%	6/3/19	3,700	3,700
	Secaucus NJ BAN	2.750%	8/9/19	4,969	4,977
	Secaucus NJ BAN	3.000%	8/9/19	5,000	5,008

New Jersey Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Somerset County NJ BAN	3.000%	9/16/19		7,000	7,022
	Somerset County NJ Improvement Authority Capital Equipment Lease Revenue	3.000%	6/6/19		5,000	5,001
	Somerset County NJ Improvement Authority Capital Equipment Lease Revenue	3.500%	9/13/19		7,185	7,215
	Somerset County NJ Improvement Authority Capital Equipment Lease Revenue	2.750%	2/28/20		2,070	2,086
	Sussex County NJ BAN	3.000%	6/24/19		7,250	7,256
1	Union County NJ Improvement Authority Lease Revenue TOB VRDO	1.420%	6/7/19		1,600	1,600
	Union County NJ Pollution Control Financing Authority Revenue (Exxon Project) VRDO	1.220%	6/3/19		24,000	24,000
	Union County NJ Pollution Control Financing Authority Revenue (Exxon Project) VRDO	1.500%	6/3/19		16,000	16,000
1	Union County NJ Utilities Authority Revenue TOB VRDO	1.420%	6/7/19		3,500	3,500
1	Union County NJ Utilities Authority Revenue TOB VRDO	1.490%	6/7/19		8,815	8,815
	Union Township NJ BAN	3.000%	2/3/20		5,063	5,099
	Union Township NJ Union City GO	3.000%	8/20/19		3,148	3,157
	Voorhees NJ BAN	2.750%	8/20/19		5,609	5,619
	Washington Township NJ Bergen County BAN	2.750%	8/2/19		6,000	6,009
	West Milford NJ BAN	3.000%	9/20/19		3,598	3,608
	Woodbridge Township NJ BAN	3.000%	8/16/19		1,000	1,003
	Woodbridge Township NJ BAN	3.000%	3/20/20		21,950	22,152
	Woodland Park NJ BAN	2.500%	5/29/20		4,352	4,389
						1,440,718
Guam (0.1%)
	Guam Government GO	7.000%	11/15/19	(Prere.)	500	512
Total Tax-Exempt Municipal Bonds (Cost $1,441,230)						1,441,230

Amount
($000)
Other Assets and Liabilities (-1.3%)
Other Assets
Investment in Vanguard	69
Receivables for Investment Securities Sold	4,140
Receivables for Capital Shares Issued	2,072
Receivables for Accrued Income	9,370
Other Assets	1,226
Total Other Assets	16,877
Liabilities
Payables for Investment Securities Purchased	(31,970)
Payables for Capital Shares Redeemed	(2,504)
Payables for Distributions	(115)
Payables to Vanguard	(112)
Total Liabilities	(34,701)
Net Assets (100%)
Applicable to 1,423,136,192 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,423,406
Net Asset Value Per Share	$1.00

New Jersey Municipal Money Market Fund

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,423,424
Total Distributable Earnings (Loss)	(18)
Net Assets	1,423,406

•    See Note A in Notes to Financial Statements.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $246,180,000, representing 17.3% of net assets.

2   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019. A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	11,363
Total Income	11,363
Expenses
The Vanguard Group—Note B
Investment Advisory Services	205
Management and Administrative	834
Marketing and Distribution	94
Custodian Fees	15
Shareholders’ Reports	2
Trustees’ Fees and Expenses	—
Total Expenses	1,150
Expenses Paid Indirectly	(14)
Net Expenses	1,136
Net Investment Income	10,227
Realized Gain (Loss) on Investment Securities Sold	26
Net Increase (Decrease) in Net Assets Resulting from Operations	10,253

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,227	16,431
Realized Net Gain (Loss)	26	(42)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,253	16,389
Distributions
Net Investment Income	(10,224)	(16,432)
Realized Capital Gain	—	—
Total Distributions	(10,224)	(16,432)
Capital Share Transactions (at $1.00 per share)
Issued	437,086	899,807
Issued in Lieu of Cash Distributions	9,516	15,409
Redeemed	(444,730)	(783,089)
Net Increase (Decrease) from Capital Share Transactions	1,872	132,127
Total Increase (Decrease)	1,901	132,084
Net Assets
Beginning of Period	1,421,505	1,289,421
End of Period	1,423,406	1,421,505

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Financial Highlights

For a Share Outstanding	Six Months Ended May 31,	Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.007 [1]	.012[1]	.006[1]	.002	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.007	.012	.006	.002	.0001	.0001
Distributions
Dividends from Net Investment Income	(.007)	(.012)	(.006)	(.002)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.012)	(.006)	(.002)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.72%	1.21%	0.63%	0.24%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,423	$1,422	$1,289	$1,198	$1,345	$1,474
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.14%[3]	0.08%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.44%	1.21%	0.63%	0.23%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, and 0.16% for 2014. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

New Jersey Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $69,000, representing 0.00% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E.   As of May 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,441,230
Gross Unrealized Appreciation	2
Gross Unrealized Depreciation	(2)
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2018, the fund had available capital losses totaling $47,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

New Jersey Municipal Money Market Fund

F.   The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $305,320,000 and $190,170,000, respectively.

G.   Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2019

Under 1 Year	6.0%
1 - 3 Years	2.5
3 - 5 Years	2.2
5 - 10 Years	11.0
10 - 20 Years	44.6
20 - 30 Years	29.7
Over 30 Years	4.0

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
New Jersey (98.9%)
Atlantic City NJ GO	5.000%	11/1/22		3,000	3,148
Atlantic City NJ GO	4.000%	11/1/23	(4)	1,425	1,511
Atlantic City NJ GO	5.000%	12/1/23		1,115	1,186
Atlantic City NJ GO	5.000%	3/1/26	(15)	250	298
Atlantic City NJ GO	5.000%	3/1/32	(15)	750	889
Atlantic City NJ GO	5.000%	3/1/37	(15)	1,000	1,167
Atlantic City NJ GO	5.000%	3/1/42	(15)	1,250	1,445
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/28	(4)	3,000	3,632
Bergen County NJ Improvement Authority Pooled Loan Revenue	5.000%	2/15/20		455	467
Bergen County NJ Improvement Authority Pooled Loan Revenue	5.000%	2/15/39		4,000	4,574
Burlington County NJ Bridge Commission Revenue	5.000%	4/15/32		500	634
Burlington County NJ Bridge Commission Revenue	5.000%	10/1/36		1,000	1,237
Burlington County NJ Bridge Commission Revenue (Burlington County Solid Waste Project)	5.000%	10/1/27		4,100	4,665
Burlington County NJ GO	3.000%	5/1/30		1,610	1,704
Burlington County NJ GO	3.000%	5/1/31		1,650	1,729
Burlington County NJ GO	3.000%	5/1/32		1,695	1,760
Burlington County NJ GO	3.000%	5/1/33		1,745	1,798
Burlington County NJ GO	3.000%	5/1/34		1,790	1,836
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/28		1,500	1,688
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/29		3,500	3,921
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/30		3,805	4,244
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/31		4,970	5,521
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/32		2,500	2,767

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/33		1,000	1,104
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/34		1,500	1,651
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.750%	2/15/42		12,625	13,874
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/32		6,035	6,728
Camden County NJ Improvement Authority Revenue	5.000%	1/15/22	(Prere.)	3,600	3,931
Camden County NJ Improvement Authority Revenue	5.000%	1/15/22	(Prere.)	3,225	3,522
Camden County NJ Improvement Authority Revenue	5.000%	1/15/32		515	621
Camden County NJ Improvement Authority Revenue	5.000%	1/15/34		500	599
Camden County NJ Improvement Authority Revenue	4.000%	1/15/36		500	554
Camden County NJ Improvement Authority Revenue	4.000%	1/15/38		880	969
Camden County NJ Improvement Authority Revenue	4.000%	1/15/39		1,000	1,098
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	4.000%	10/1/54	(15)	6,000	6,388
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	5.000%	10/1/58	(15)	5,500	6,422
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/42		9,980	10,870
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/29		300	354
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/31		1,525	1,862
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/31		500	584
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/33		2,250	2,723
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	4.000%	7/1/34	(15)	2,660	2,894
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/35		4,495	5,404
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/42		9,000	10,634
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/47		5,500	6,483
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24		420	465
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		4,460	4,920
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/27		2,660	2,929

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/31		1,730	2,179
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/33		3,000	3,409
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/35		1,385	1,707
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		15,020	16,936
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/38		3,500	4,273
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/39		3,500	4,268
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40		2,500	2,807
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40		3,000	3,652
East Orange NJ (Board of Education Project) GO	5.000%	10/15/32	(4)	795	990
East Orange NJ (Board of Education Project) GO	5.000%	10/15/33	(4)	610	758
East Orange NJ (Board of Education Project) GO	3.000%	10/15/34	(4)	400	409
East Orange NJ (Board of Education Project) GO	3.000%	10/15/35	(4)	400	407
East Orange NJ (Board of Education Project) GO	4.000%	10/15/40	(4)	1,345	1,492
East Orange NJ GO	4.000%	9/15/23	(4)	705	771
East Orange NJ GO	4.000%	9/15/25	(4)	1,360	1,537
Essex County NJ Improvement Authority GO	4.000%	9/1/40		1,440	1,570
Essex County NJ Improvement Authority GO	4.000%	9/1/41		1,440	1,569
Essex County NJ Improvement Authority GO	4.000%	9/1/42		1,440	1,567
Essex County NJ Improvement Authority GO	4.000%	9/1/43		1,440	1,566
Essex County NJ Improvement Authority GO	4.000%	9/1/44		1,440	1,565
Essex County NJ Improvement Authority GO	4.000%	9/1/45		1,440	1,564
Essex County NJ Improvement Authority GO	4.000%	9/1/46		1,440	1,563
Essex County NJ Improvement Authority GO	4.000%	9/1/47		1,440	1,561
Essex County NJ Improvement Authority GO	4.000%	9/1/48		1,440	1,560
Ewing Township NJ School District GO	4.000%	7/15/32		2,610	2,934
Ewing Township NJ School District GO	4.000%	7/15/34		3,040	3,388
Ewing Township NJ School District GO	4.000%	7/15/35		3,045	3,379
Ewing Township NJ School District GO	4.000%	7/15/37		3,000	3,301
Fort Lee NJ Parking Authority Parking Revenue	5.000%	9/15/46		5,000	5,932
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/28	(4)	6,535	5,202
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28	(4)	4,595	5,771
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/29	(4)	1,500	1,809
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/30		3,910	4,550
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/30	(4)	1,200	1,439

New Jersey Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/31		1,950	2,260
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/32		1,775	2,052
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/33		2,275	2,624
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/34		1,200	1,380
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	4.000%	7/1/37		750	849
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	4.000%	7/1/38		700	790
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	4.000%	7/1/39		600	676
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/44		1,500	1,699
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/44		2,250	2,777
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	4.000%	7/1/48		2,000	2,225
	Hardyston NJ School District GO	4.000%	8/1/23		570	623
	Harrison NJ GO	4.000%	3/1/38	(15)	1,945	2,136
	Harrison NJ GO	4.000%	3/1/41	(15)	2,180	2,378
	Harrison Township NJ GO	2.000%	5/15/23		270	275
	Harrison Township NJ GO	2.000%	5/15/24		645	656
	Hudson County NJ Improvement Authority Lease Revenue	5.000%	5/1/41		5,515	6,403
	Hudson County NJ Improvement Authority Lease Revenue	5.000%	8/1/42		1,300	1,491
	Hudson County NJ Improvement Authority Lease Revenue	5.250%	5/1/51		7,000	8,176
	Hudson County NJ Improvement Authority Lease Revenue (Union City School District Parking Project)	5.000%	6/15/37		1,500	1,711
	Hudson County NJ Improvement Authority Solid Waste Systems Revenue	5.750%	1/1/35		2,000	2,048
	Hudson County NJ Improvement Authority Solid Waste Systems Revenue	6.000%	1/1/40		3,000	3,076
1	Inspira Health Obligated Group TOB VRDO	1.540%	6/7/19		200	200
	Jersey City NJ GO	5.000%	11/1/31		510	617
	Jersey City NJ GO	5.000%	11/1/33		415	499
	Jersey City NJ GO	4.000%	11/1/34		2,000	2,244
	Jersey City NJ GO	4.000%	11/1/35		1,170	1,309
	Jersey City NJ GO	4.000%	11/1/36		1,765	1,971
	Jersey City NJ GO	5.000%	11/1/37		1,000	1,188
	Mercer County NJ GO	3.000%	2/15/31		1,000	1,037
	Mercer County NJ Improvement Authority Revenue (Courthouse Annex Project)	5.000%	9/1/40		2,480	2,875
	Middlesex County NJ COP	4.000%	6/15/28		350	408
	Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/32		1,000	1,209
	Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/34		1,800	1,999

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/35		1,275	1,528
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/36		1,200	1,435
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/37		2,000	2,192
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/38		1,500	1,640
Monmouth NJ Regional High School District GO	3.000%	2/1/31		1,755	1,817
Monmouth NJ Regional High School District GO	3.000%	2/1/32		1,255	1,291
Monmouth NJ Regional High School District GO	3.000%	2/1/33		1,015	1,039
Monroe Township NJ Board of Education GO	5.000%	3/1/38		3,000	3,440
New Brunswick NJ GO	3.000%	2/15/30	(15)	3,880	4,048
New Brunswick NJ GO	3.000%	2/15/31	(15)	1,370	1,419
New Brunswick NJ GO	3.000%	2/15/32	(15)	1,370	1,407
New Brunswick NJ GO	3.000%	2/15/36	(15)	1,370	1,380
New Brunswick NJ GO	3.000%	2/15/37	(15)	1,370	1,376
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25		615	676
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28		465	511
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30		570	626
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31		600	658
New Brunswick NJ Parking Authority Revenue	4.000%	9/1/37	(4)	2,000	2,171
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39	(15)	2,000	2,331
New Jersey Building Authority Revenue	4.000%	6/15/26	(Prere.)	395	458
New Jersey Building Authority Revenue	4.000%	6/15/30		605	645
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/28	(4)	2,000	2,242
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/29	(4)	2,500	2,791
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/30	(4)	2,950	3,286
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/31	(4)	1,500	1,666
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/32	(4)	1,250	1,387
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.250%	11/1/44		13,930	15,093
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/38		4,650	5,186
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/46		7,150	7,936
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		2,375	2,629
New Jersey Economic Development Authority Revenue	4.000%	6/15/24		150	160
New Jersey Economic Development Authority Revenue	4.125%	6/15/26		2,515	2,714
New Jersey Economic Development Authority Revenue	4.125%	6/15/27		2,750	2,960
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		5,000	5,944

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue	5.500%	6/15/30		9,000	10,633
New Jersey Economic Development Authority Revenue	5.500%	6/15/31		5,475	6,436
New Jersey Economic Development Authority Revenue	5.000%	6/15/33		3,500	4,002
New Jersey Economic Development Authority Revenue	5.250%	6/15/33		6,000	6,758
New Jersey Economic Development Authority Revenue	5.000%	6/15/34		3,000	3,419
New Jersey Economic Development Authority Revenue	5.000%	6/15/35		1,800	2,045
New Jersey Economic Development Authority Revenue	3.350%	7/15/36		325	314
New Jersey Economic Development Authority Revenue	5.000%	6/15/38		11,790	13,521
New Jersey Economic Development Authority Revenue	5.250%	6/15/40		10,000	11,097
New Jersey Economic Development Authority Revenue	5.000%	6/15/41		4,250	4,733
New Jersey Economic Development Authority Revenue	5.000%	6/15/42		5,000	5,594
New Jersey Economic Development Authority Revenue	5.000%	6/15/42		5,000	5,627
New Jersey Economic Development Authority Revenue	5.000%	6/15/47		10,000	11,211
New Jersey Economic Development Authority Revenue	4.625%	6/15/48		8,000	8,641
New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41		2,105	2,204
New Jersey Economic Development Authority Revenue (Biomedical Research Facilities)	5.000%	7/15/30		1,000	1,138
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23		2,500	2,711
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/25		5,990	6,466
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26		8,500	9,155
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/28		2,000	2,147
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/29		1,400	1,499
New Jersey Economic Development Authority Revenue (Cranes Mill Project)	5.000%	1/1/49		3,000	3,331
New Jersey Economic Development Authority Revenue (Lions Gate Project)	5.250%	1/1/44		4,130	4,267
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(14)	2,025	2,408
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33		4,465	5,108
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/34		2,500	2,626

New Jersey Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) TOB VRDO	1.570%	6/7/19		4,250	4,250
2	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24	(14)	6,000	6,865
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/19	(Prere.)	8,000	8,067
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19		810	817
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	3,005	3,196
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	1,210	1,287
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	3/1/21	(Prere.)	2,700	2,897
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22		1,110	1,172
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23		2,290	2,417
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23		300	320
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		375	395
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24	(2)	1,500	1,741
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		2,500	2,736
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/25	(4)	2,380	2,709
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25		3,460	3,648
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25	(4)	1,660	1,993
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26		6,105	7,083
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/26		3,000	3,161
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27		1,000	1,053
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	6/15/28		6,465	7,739
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/28	(14)	2,165	2,707
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/29	(14)	7,055	8,950
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29		3,815	3,820
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/30		6,360	6,866
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/30		6,975	7,704
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.750%	6/15/31		2,890	3,216

New Jersey Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/31		4,000	4,402
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/31		7,105	7,291
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32		4,005	4,305
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/32		3,780	3,877
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/33	(4)	1,500	1,677
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34		2,685	2,979
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/35		12,095	12,948
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/38		5,000	5,332
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40		11,485	12,431
1	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	1.440%	6/7/19	LOC	18,310	18,310
	New Jersey Economic Development Authority Revenue (Seeing Eye Inc. Project)	5.000%	6/1/32		2,295	2,771
	New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	4.500%	6/15/40		1,565	1,689
	New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/43		3,545	4,031
	New Jersey Economic Development Authority Revenue (Team Academy Charter School Project)	5.000%	12/1/48		2,500	2,760
	New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	4.000%	7/1/24		2,000	2,070
	New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	5.000%	7/1/29		2,000	2,142
	New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35		6,025	6,495
	New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/38		700	750
	New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/47		7,670	8,144
1	New Jersey Economic Development Authority Revenue TOB VRDO	1.450%	6/7/19		7,500	7,500
	New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/32		1,100	1,219
	New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/37		600	658

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/47		1,500	1,634
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/20	(Prere.)	1,440	1,496
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/20	(Prere.)	1,160	1,210
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.875%	6/1/20	(Prere.)	8,280	8,644
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/42	(4)	10,000	11,518
New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/30		2,515	2,770
New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/35		2,000	2,172
New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/48		13,000	13,885
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	4.000%	7/1/29		350	377
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	5.000%	7/1/38		350	392
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	5.000%	7/1/50		1,100	1,212
New Jersey Economic Development Authority School Revenue (University Heights Charter School Project)	5.625%	9/1/38		400	428
New Jersey Economic Development Authority School Revenue (University Heights Charter School Project)	5.750%	9/1/50		1,375	1,477
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/28		1,000	1,198
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/29		750	894
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/32		1,000	1,097
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/33		1,250	1,367
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/38		1,250	1,381

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/43		2,500	2,753
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/1/21		4,335	4,598
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	4.000%	9/1/26		320	347
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	9/1/26		1,100	1,234
New Jersey Educational Facilities Authority Revenue (Kean University)	5.500%	9/1/19	(Prere.)	12,500	12,624
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/30		2,500	2,990
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/31		13,375	15,920
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/32		1,730	2,053
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/33		3,170	3,678
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/33		75	89
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/34		2,000	2,314
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/35		2,100	2,424
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/36		1,150	1,324
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/39		8,015	9,007
New Jersey Educational Facilities Authority Revenue (New Jersey City University)	5.000%	7/1/40		4,000	4,447
New Jersey Educational Facilities Authority Revenue (New Jersey City University)	5.000%	7/1/45		1,000	1,106
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/31		5,800	7,242
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/32		3,000	3,734
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/32		1,000	1,245
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/34		1,825	2,259
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/36		4,975	6,120
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/29		1,430	1,559
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/30		1,500	1,634
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/31		1,575	1,715
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/33	(4)	2,500	2,991
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/34	(4)	2,500	2,980
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/37		2,065	2,237

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/40		2,150	2,436
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/42		2,390	2,584
New Jersey Educational Facilities Authority Revenue (Rowan University)	5.000%	7/1/24	(4)	1,090	1,268
New Jersey Educational Facilities Authority Revenue (Rowan University)	5.000%	7/1/30	(4)	565	674
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/31		1,165	1,341
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/33		430	493
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/33		1,000	1,113
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/34		850	972
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/37		1,445	1,642
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/38		1,225	1,358
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/42		2,900	3,364
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/43		1,500	1,655
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	4.000%	7/1/47		6,000	6,438
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/22		430	473
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/32		2,530	3,029
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/33		2,340	2,794
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/34		1,340	1,594
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/35		1,485	1,761
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/42		2,000	2,336
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/47		1,750	2,034
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/28		3,000	3,545
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/30		4,000	4,678
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/31		6,250	7,274
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32		2,890	3,354
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33		1,475	1,708
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/34	(4)	1,475	1,726
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/35	(4)	2,100	2,451

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Educational Facilities Authority Revenue (Stockton University)	4.000%	7/1/36	(4)	1,800	1,949
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/41		3,000	3,434
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19	(Prere.)	65	65
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19	(Prere.)	7,250	7,250
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/31	(15)	2,145	2,532
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/37	(4)	1,450	1,713
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/42	(4)	1,750	2,048
New Jersey GO	5.000%	6/1/29		4,955	5,980
New Jersey GO	5.000%	6/1/31		4,590	5,311
New Jersey GO	5.000%	6/1/31		4,000	4,772
New Jersey GO	5.000%	6/1/32		2,760	3,184
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/27		11,095	12,189
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33		5,085	5,482
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21	(Prere.)	1,500	1,639
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27		95	95
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30		500	604
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31		300	360
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41		16,050	17,114
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	1.350%	6/7/19	LOC	1,000	1,000
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/30		6,515	7,301
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/43		6,900	7,395
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/44		17,730	20,146
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(Prere.)	2,025	2,066
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/27		3,645	4,001
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/32		2,000	2,235
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	4.000%	7/1/34		1,280	1,416

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	4.000%	7/1/36		5,000	5,495
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/31		2,345	2,855
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/32		2,370	2,872
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/33		3,315	4,001
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/35		6,925	8,291
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/37		6,755	8,028
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/38		2,500	2,960
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/39		8,000	9,439
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/52		3,000	3,472
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/57		5,000	5,770
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.250%	7/1/57		6,250	7,379
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25		3,365	3,478
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.750%	10/1/19	(Prere.)	2,505	2,539
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/31		700	785
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/32		800	895
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/33		1,615	1,803
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/34		1,415	1,577
New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/45		4,050	4,435

New Jersey Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24		190	220
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/35		2,500	2,947
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/36		2,365	2,780
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/37		2,000	2,342
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/42		3,000	3,495
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/47		15,335	16,442
1	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group) TOB VRDO	1.570%	6/7/19		8,975	8,975
1	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group) TOB VRDO	1.570%	6/7/19		2,175	2,175
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/28		5,130	6,165
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/30		5,000	5,948
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/33		2,220	2,608
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/34		2,725	3,187
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	4.000%	7/1/41		3,710	3,971
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/46		2,000	2,289
	New Jersey Health Care Facilities Financing Authority Revenue (Kennedy Health Systems)	5.000%	7/1/22	(Prere.)	1,750	1,933
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/31		2,000	2,389
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/32		2,630	3,133
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/33		3,340	3,969

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/34		2,190	2,594
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/39		5,000	5,850
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/32		1,000	1,144
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/33		2,150	2,455
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/34		1,200	1,369
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.250%	7/1/35		7,070	7,932
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/39		3,500	3,984
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/43		4,000	4,549
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.500%	7/1/43		8,010	9,075
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/31		7,500	8,949
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/33		5,080	6,029
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/43		24,400	28,347
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	0.000%	7/1/21	(ETM)	1,260	1,218
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.000%	7/1/21	(Prere.)	2,000	2,142
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.625%	7/1/21	(Prere.)	2,330	2,526
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.625%	7/1/21	(Prere.)	5,260	5,702
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/28		1,500	1,742
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29		1,335	1,543

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30		1,100	1,265
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/31		1,200	1,371
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	3.125%	7/1/33		3,420	3,349
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/35		3,185	3,584
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/36		1,000	1,121
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/41		9,510	10,532
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48		10,060	10,357
New Jersey Health Care Facilities Financing Authority Revenue (St. Luke’s Warren Hospital Obligated Group)	4.500%	8/15/43		5,800	6,070
New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital Obligated Group)	6.250%	7/1/35		2,115	2,260
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/27		1,165	1,374
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/28		1,000	1,174
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/29		2,875	3,366
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/30		800	930
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/30		2,745	3,191
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/27	(4)	2,000	2,320
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/29	(4)	1,950	2,246
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/30	(4)	1,650	1,892
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38	(4)	3,845	4,061
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/46	(4)	7,950	8,896
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/28		3,000	3,429

New Jersey Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/29		2,410	2,747
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	2.050%	6/3/19	LOC	4,550	4,550
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.370%	6/7/19	LOC	4,690	4,690
	New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/21		2,300	2,336
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25		740	752
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/26		665	676
1	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.420%	6/7/19		9,500	9,500
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	3.950%	11/1/43		1,100	1,160
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	3.750%	11/1/45		1,000	1,029
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	4.000%	11/1/48		825	873
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	3.900%	11/1/50		3,000	3,103
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	4.100%	11/1/53		500	528
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32		690	700
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.500%	10/1/34		7,500	7,834
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.750%	10/1/35		9,785	10,353
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.850%	10/1/39		5,500	5,785
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.950%	10/1/44		3,335	3,525
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.000%	4/1/49		2,500	2,651
	New Jersey Institute of Technology Revenue	5.000%	7/1/22	(Prere.)	460	510
	New Jersey Institute of Technology Revenue	5.000%	7/1/32		1,075	1,168
	New Jersey Institute of Technology Revenue	5.000%	7/1/40		6,910	7,931
	New Jersey Institute of Technology Revenue	5.000%	7/1/42		4,810	5,195
	New Jersey Institute of Technology Revenue	5.000%	7/1/45		9,090	10,408
3	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/25		4,380	5,035
3	New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/21	(4)	295	320
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21		100	106
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22		100	109
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		13,925	16,343

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		6,445	7,532
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		5,805	6,743
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		10,535	12,172
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		8,020	9,266
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		10,500	12,073
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30		2,715	3,204
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/32		3,000	3,511
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		2,810	3,277
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		2,810	3,265
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		2,325	2,692
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		2,370	2,735
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	(15)	2,610	2,829
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38		2,355	2,519
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25		4,500	4,882
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/27		4,880	5,376
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/31		1,500	1,649
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	12/15/31		5,165	5,606
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/32		10,000	10,720
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/33		4,500	4,819
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/36		2,500	2,649
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	0.000%	12/15/36		700	377
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.750%	6/15/38		3,030	3,268
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		6,575	6,996
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		10,550	11,503
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.125%	6/15/39		2,500	2,642

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39		5,400	5,913
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41		7,700	8,558
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43		3,000	3,485
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		3,585	3,845
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/45		1,000	1,095
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		5,385	5,894
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		3,000	3,409
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.500%	6/15/49		5,000	5,365
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20		200	206
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20		2,570	2,624
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		250	278
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/23		3,950	3,511
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	(2)	100	114
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/24	(2)	775	671
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		165	138
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		1,315	1,099
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		5,850	4,736
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	(2)	2,000	1,625
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28		5,245	5,565
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		11,915	8,946
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	(2)	755	570
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		3,955	2,969
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29		2,785	3,054
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	(4)	10,000	7,404
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/30		3,065	3,249
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/31		5,395	5,710
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		6,000	6,403

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	14,190	9,552
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31		12,195	8,108
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		8,275	9,207
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		995	635
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		150	96
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	(4)	24,280	16,020
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		5,000	3,075
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		3,000	1,845
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34		60	35
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34		8,515	5,011
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	6/15/35		385	413
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		170	96
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		3,000	3,161
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/36		6,710	3,614
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		1,265	652
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		5,785	2,980
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		6,225	3,074
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		3,855	1,903
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39		315	148
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41		8,000	8,459
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/42		15,535	16,226
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	10,355	11,470
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	5,395	5,976
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		3,000	3,624
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		2,000	2,466
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		3,000	3,700
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		3,100	3,806
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		3,250	3,766
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		15	18
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		1,250	1,529
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		3,000	3,468
New Jersey Turnpike Authority Revenue	4.000%	1/1/34		5,000	5,565
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		5,000	5,973
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		7,100	8,648

New Jersey Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34		3,395	3,911
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34		10	11
	New Jersey Turnpike Authority Revenue	4.000%	1/1/35		2,000	2,218
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35		4,000	4,761
	New Jersey Turnpike Authority Revenue	4.000%	1/1/36		650	719
	New Jersey Turnpike Authority Revenue	5.000%	1/1/36		3,845	4,646
	New Jersey Turnpike Authority Revenue	4.000%	1/1/37		2,500	2,755
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37		9,660	11,634
	New Jersey Turnpike Authority Revenue	5.000%	1/1/40		6,045	7,226
	New Jersey Turnpike Authority Revenue	4.000%	1/1/43		12,525	13,636
	New Jersey Turnpike Authority Revenue	5.000%	1/1/43		3,200	3,490
	New Jersey Turnpike Authority Revenue	5.000%	1/1/45		14,360	16,269
	New Jersey Turnpike Authority Revenue	4.000%	1/1/48		4,440	4,847
	New Jersey Turnpike Authority Revenue	5.000%	1/1/48		4,000	4,799
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.540%	6/7/19		13,615	13,615
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.570%	6/7/19		6,665	6,665
	Newark NJ Housing Authority Port Authority-Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	5.000%	1/1/32	(14)	2,500	3,075
	Newark NJ Housing Authority Port Authority-Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	4.000%	1/1/37		8,500	9,147
	North Brunswick NJ Township Board of Education GO	3.250%	8/15/31		395	420
	North Brunswick NJ Township Board of Education GO	3.375%	8/15/36		1,940	2,034
	North Brunswick NJ Township Board of Education GO	3.375%	8/15/37		1,695	1,768
	Passaic County NJ GO	3.000%	5/1/32		540	565
	Passaic County NJ Improvement Authority Government Loan Revenue (City of Paterson Project)	5.000%	6/15/34		1,000	1,201
	Passaic County NJ Improvement Authority Government Loan Revenue (City of Paterson Project)	5.000%	6/15/35		1,200	1,437
	Passaic County NJ Improvement Authority Lease Revenue	5.000%	5/1/33		720	832
	Passaic County NJ Improvement Authority Revenue (200 Hospital Plaza Corp. Project)	5.000%	5/1/42		2,500	2,907
	Passaic Valley NJ Sewage Commissioners Revenue	5.000%	12/1/24	(4)	3,010	3,536
	Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32	(4)	1,385	1,605
	Pennsauken Township NJ School District GO	4.000%	7/15/38		2,525	2,697
	Pinelands NJ Regional School District GO	4.000%	3/1/24		230	252
3	Plainfield NJ Board of Education GO	5.000%	8/1/20	(15)	1,470	1,528
3	Plainfield NJ Board of Education GO	5.000%	8/1/21	(15)	1,175	1,260
3	Plainfield NJ Board of Education GO	5.000%	8/1/22	(15)	1,600	1,766
3	Plainfield NJ Board of Education GO	5.000%	8/1/23	(15)	1,750	1,984
3	Plainfield NJ Board of Education GO	5.000%	8/1/24	(15)	1,000	1,163
3	Plainfield NJ Board of Education GO	5.000%	8/1/25	(15)	1,000	1,190
	Port Authority of New York & New Jersey Revenue	5.375%	3/1/28		1,280	1,525

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Port Authority of New York & New Jersey Revenue	5.000%	12/1/34	7,000	7,985
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/35	2,000	2,457
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/36	5,000	6,114
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/38	3,605	4,427
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/39	4,090	4,700
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/43	10,000	11,045
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/47	4,000	4,750
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/48	10,740	13,015
2	Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	5,250	6,151
	Port Authority of New York & New Jersey Revenue	5.250%	11/15/56	10,010	11,882
	Port Authority of New York & New Jersey Revenue	5.000%	4/15/57	4,000	4,685
	Port Authority of New York & New Jersey Revenue	5.000%	5/15/57	3,000	3,548
	Port Authority of New York & New Jersey Revenue	5.250%	11/15/57	14,405	17,351
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	5,000	5,279
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	5,000	5,294
1	Port Authority of New York & New Jersey TOB VRDO	1.450%	6/7/19	710	710
	Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,797
	Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,010	3,349
	Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	15,895
	Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,162
1	Rutgers State University New Jersey Revenue TOB VRDO	1.400%	6/7/19	6,425	6,425
	Rutgers State University New Jersey Revenue VRDO	2.190%	6/3/19	33,140	33,140
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	2,440	2,717
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/49	2,500	2,825
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,218
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,058
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	250	275
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,399
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,492

New Jersey Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27		2,960	3,246
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28		4,250	4,652
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29		2,050	2,238
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30		450	509
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39		5,600	6,216
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22		1,000	1,088
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/25		1,200	1,396
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26		1,405	1,664
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		3,085	3,261
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/28		1,955	2,378
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29		1,500	1,811
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30		1,500	1,798
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		3,500	4,163
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32		4,850	5,735
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/33		2,750	3,238
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34		2,000	2,346
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		2,500	2,924
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36		2,000	2,327
Tobacco Settlement Financing Corp. New Jersey Revenue	4.000%	6/1/37		3,000	3,131
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37		2,000	2,301
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		10,000	10,679
Tobacco Settlement Financing Corp. New Jersey Revenue	5.250%	6/1/46		8,590	9,798
Trenton NJ GO	5.000%	7/15/37	(4)	1,055	1,244
Trenton NJ GO	5.000%	7/15/40	(4)	500	584
Union County NJ Improvement Authority Lease Revenue (Family Court Building Project)	5.000%	5/1/42		5,000	5,442
West Deptford Township NJ GO	2.000%	2/15/24		385	392
West Deptford Township NJ GO	3.000%	2/15/30		645	679
West Deptford Township NJ GO	3.000%	2/15/32		925	960
					2,337,961

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Guam (0.2%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43	3,000	3,275
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,268
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,504
				6,047
Puerto Rico (0.0%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	10	8
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	97	74
				82
Total Tax-Exempt Municipal Bonds (Cost $2,209,743)				2,344,090

				Amount
				($000)
Other Assets and Liabilities (0.9%)
Other Assets
Investment in Vanguard				111
Receivables for Investment Securities Sold				11,919
Receivables for Accrued Income				35,130
Receivables for Capital Shares Issued				856
Variation Margin Receivable—Futures Contracts				398
Other Assets				290
Total Other Assets				48,704
Liabilities
Payables for Investment Securities Purchased				(23,446)
Payables for Capital Shares Redeemed				(1,311)
Payables for Distributions				(1,975)
Payables to Vanguard				(1,450)
Variation Margin Payable—Futures Contracts				(410)
Total Liabilities				(28,592)
Net Assets (100%)				2,364,202

New Jersey Long-Term Tax-Exempt Fund

At May 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	2,225,272
Total Distributable Earnings (Loss)	138,930
Net Assets	2,364,202

Investor Shares–Net Assets
Applicable to 21,396,052 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	264,301
Net Asset Value Per Share–Investor Shares	$12.35

Admiral Shares–Net Assets
Applicable to 169,994,330 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,099,901
Net Asset Value Per Share–Admiral Shares	$12.35

•   See Note A in Notes to Financial Statements.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $78,325,000, representing 3.3% of net assets.

2   Securities with a value of $804,000 have been segregated as initial margin for open futures contracts.

3   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	738	158,428	773

Short Futures Contracts
5-Year U.S. Treasury Note	September 2019	(355)	(41,665)	(228)
10-Year U.S. Treasury Note	September 2019	(297)	(37,645)	(364)
30-Year U.S. Treasury Bond	September 2019	(18)	(2,767)	(5)
Ultra Long U.S. Treasury Bond	September 2019	(8)	(1,406)	(36)
				(633)
				140

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2019
($000)
Investment Income
Income
Interest	39,888
Total Income	39,888
Expenses
The Vanguard Group—Note B
Investment Advisory Services	160
Management and Administrative—Investor Shares	171
Management and Administrative—Admiral Shares	697
Marketing and Distribution—Investor Shares	15
Marketing and Distribution—Admiral Shares	38
Custodian Fees	20
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	—
Total Expenses	1,105
Expenses Paid Indirectly	(15)
Net Expenses	1,090
Net Investment Income	38,798
Realized Net Gain (Loss)
Investment Securities Sold	6,077
Futures Contracts	(1,244)
Realized Net Gain (Loss)	4,833
Change in Unrealized Appreciation (Depreciation)
Investment Securities	109,636
Futures Contracts	148
Change in Unrealized Appreciation (Depreciation)	109,784
Net Increase (Decrease) in Net Assets Resulting from Operations	153,415

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended May 31, 2019	Year Ended November 30, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,798	75,756
Realized Net Gain (Loss)	4,833	9,451
Change in Unrealized Appreciation (Depreciation)	109,784	(53,109)
Net Increase (Decrease) in Net Assets Resulting from Operations	153,415	32,098
Distributions
Net Investment Income
Investor Shares	(4,163)	(8,278)
Admiral Shares	(34,613)	(67,557)
Realized Capital Gain[1]
Investor Shares	(908)	(1,291)
Admiral Shares	(7,435)	(10,355)
Total Distributions	(47,119)	(87,481)
Capital Share Transactions
Investor Shares	23,566	289
Admiral Shares	140,741	38,927
Net Increase (Decrease) from Capital Share Transactions	164,307	39,216
Total Increase (Decrease)	270,603	(16,167)
Net Assets
Beginning of Period	2,093,599	2,109,766
End of Period	2,364,202	2,093,599

1      Includes fiscal 2019 and 2018 short-term gain distributions totaling $89,000 and $819,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	May 31,			Year Ended November 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.78	$12.09	$11.69	$12.00	$12.22	$11.66
Investment Operations
Net Investment Income	.206[1]	.419[1]	.425[1]	.430	.427	.431
Net Realized and Unrealized Gain (Loss) on Investments	.617	(.242)	.494	(.289)	(.167)	.582
Total from Investment Operations	.823	.177	.919	.141	.260	1.013
Distributions
Dividends from Net Investment Income	(.206)	(.420)	(.422)	(.430)	(.427)	(.431)
Distributions from Realized Capital Gains	(.047)	(.067)	(.097)	(.021)	(.053)	(.022)
Total Distributions	(.253)	(.487)	(.519)	(.451)	(.480)	(.453)
Net Asset Value, End of Period	$12.35	$11.78	$12.09	$11.69	$12.00	$12.22

Total Return[2]	7.07%	1.49%	8.03%	1.06%	2.17%	8.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$264	$229	$235	$234	$241	$246
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.44%	3.53%	3.57%	3.50%	3.54%	3.58%
Portfolio Turnover Rate	12%	19%	19%	19%	25%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1      Calculated based on average shares outstanding.

2      Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	May 31,			Year Ended November 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.78	$12.09	$11.69	$12.00	$12.22	$11.66
Investment Operations
Net Investment Income	.211[1]	.429[1]	.437[1]	.443	.436	.441
Net Realized and Unrealized Gain (Loss) on Investments	.617	(.242)	.494	(.289)	(.167)	.582
Total from Investment Operations	.828	.187	.931	.154	.269	1.023
Distributions
Dividends from Net Investment Income	(.211)	(.430)	(.434)	(.443)	(.436)	(.441)
Distributions from Realized Capital Gains	(.047)	(.067)	(.097)	(.021)	(.053)	(.022)
Total Distributions	(.258)	(.497)	(.531)	(.464)	(.489)	(.463)
Net Asset Value, End of Period	$12.35	$11.78	$12.09	$11.69	$12.00	$12.22

Total Return[2]	7.11%	1.57%	8.14%	1.16%	2.25%	8.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,100	$1,865	$1,875	$1,742	$1,738	$1,755
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.52%	3.61%	3.67%	3.60%	3.62%	3.66%
Portfolio Turnover Rate	12%	19%	19%	19%	25%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1      Calculated based on average shares outstanding.

2      Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2019, the fund’s average investments in long and short futures contracts represented 6% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and for the period ended May 31, 2019, has concluded that no provision for federal income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2019, the fund had contributed to Vanguard capital in the amount of $111,000, representing 0.00% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New Jersey Long-Term Tax-Exempt Fund

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended May 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $15,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	2,344,090	—
Futures Contracts—Assets[1]	398	—	—
Futures Contracts—Liabilities[1]	(410)	—	—
Total	(12)	2,344,090	—

1 Represents variation margin on the last day of the reporting period.

E.   As of May 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	2,210,203
Gross Unrealized Appreciation	134,866
Gross Unrealized Depreciation	(839)
Net Unrealized Appreciation (Depreciation)	134,027

F.   During the six months ended May 31, 2019, the fund purchased $227,146,000 of investment securities and sold $129,561,000 of investment securities, other than U.S. government securities and temporary cash investments.

New Jersey Long-Term Tax-Exempt Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2019, such purchases and sales were $135,894,000 and $133,570,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2019		November 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	52,214	4,345	60,864	5,111
Issued in Lieu of Cash Distributions	4,189	348	7,770	652
Redeemed	(32,837)	(2,738)	(68,345)	(5,754)
Net Increase (Decrease)—Investor Shares	23,566	1,955	289	9
Admiral Shares
Issued	227,440	18,951	238,561	20,065
Issued in Lieu of Cash Distributions	29,460	2,450	55,011	4,616
Redeemed	(116,159)	(9,677)	(254,645)	(21,427)
Net Increase (Decrease)—Admiral Shares	140,741	11,724	38,927	3,254

H.   Management has determined that no events or transactions occurred subsequent to May 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New Jersey Municipal Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q142 072019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 18, 2019

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.